Document and Entity Information	Oct. 20, 2021
Cover [Abstract]
Entity Registrant Name	CVB FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000354647
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Incorporation State Country Code	CA
Entity File Number	000-10140
Entity Tax Identification Number	95-3629339
Entity Address, Address Line One	701 North Haven Avenue
Entity Address, City or Town	Ontario
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91764
City Area Code	(909)
Local Phone Number	980-4030
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	CVBF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false